Schedule of Investments (unaudited)	iShares® Global Financials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.1%
ANZ Group Holdings Ltd.	218,317	$3,516,850
ASX Ltd.	13,966	643,221
Commonwealth Bank of Australia	124,128	8,621,287
Insurance Australia Group Ltd.	173,856	558,890
Macquarie Group Ltd.	26,578	3,000,349
Medibank Pvt Ltd.	201,758	402,515
National Australia Bank Ltd.	230,911	4,688,326
QBE Insurance Group Ltd.	109,912	997,088
Suncorp Group Ltd.	92,716	755,525
Westpac Banking Corp.	256,592	4,062,238
		27,246,289
Austria — 0.2%
Erste Group Bank AG	26,048	833,411

Belgium — 0.5%
Ageas SA/NV	13,225	586,818
Groupe Bruxelles Lambert NV	7,373	589,232
KBC Group NV	24,800	1,596,755
		2,772,805
Brazil — 0.3%
B3 SA - Brasil, Bolsa, Balcao	440,413	1,100,426
Banco do Brasil SA	101,907	659,279
		1,759,705
Canada — 8.0%
Bank of Montreal.	51,619	4,676,209
Bank of Nova Scotia (The)	86,879	4,256,686
Brookfield Asset Management Ltd.(a)	26,003	744,562
Brookfield Corp.	104,804	3,295,830
Canadian Imperial Bank of Commerce	65,646	2,655,415
Intact Financial Corp.	12,730	1,832,499
Manulife Financial Corp.	138,691	2,473,698
National Bank of Canada	24,474	1,649,013
Power Corp. of Canada	40,926	962,698
Royal Bank of Canada	101,871	9,577,680
Sun Life Financial Inc.	42,993	1,995,650
Toronto-Dominion Bank (The)	132,484	8,578,192
		42,698,132
Chile — 0.1%
Banco de Chile	3,096,751	321,266
Banco Santander Chile, ADR	10,684	169,235
		490,501
China — 2.5%
Bank of China Ltd., Class H	5,655,000	2,046,710
China Construction Bank Corp., Class H	7,212,720	4,510,755
China Merchants Bank Co. Ltd., Class H	240,000	1,328,125
Industrial & Commercial Bank of China Ltd., Class H	5,219,000	2,676,770
Ping An Insurance Group Co. of China Ltd., Class H	451,500	2,966,237
		13,528,597
Colombia — 0.0%
Bancolombia SA, ADR	8,148	232,544

Denmark — 0.3%
Danske Bank A/S	49,210	970,574
Tryg A/S	26,337	625,913
		1,596,487
Finland — 0.4%
Sampo OYJ, Class A	36,061	1,883,446
Security	Shares	Value

France — 2.2%
AXA SA	145,019	$4,039,577
BNP Paribas SA	82,984	4,725,037
Credit Agricole SA	99,051	1,041,951
Euronext NV(b)	7,460	552,273
Societe Generale SA	57,495	1,442,183
		11,801,021
Germany — 2.9%
Allianz SE, Registered	29,865	6,377,898
Commerzbank AG(a)	76,525	715,479
Deutsche Bank AG, Registered	151,650	1,704,782
Deutsche Boerse AG	13,873	2,388,792
Hannover Rueck SE	4,559	899,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,101	3,267,374
		15,353,851
Hong Kong — 2.5%
AIA Group Ltd.	863,400	9,534,856
Hong Kong Exchanges & Clearing Ltd.	85,000	3,652,470
		13,187,326
Ireland — 0.1%
Bank of Ireland Group PLC	73,111	696,698

Italy — 1.4%
Assicurazioni Generali SpA	88,200	1,568,416
FinecoBank Banca Fineco SpA	42,948	713,199
Intesa Sanpaolo SpA	1,289,527	2,856,829
Mediobanca Banca di Credito Finanziario SpA	48,876	469,652
UniCredit SpA	147,251	2,089,425
		7,697,521
Japan — 5.1%
Dai-ichi Life Holdings Inc.	75,800	1,711,819
Daiwa Securities Group Inc.	108,000	477,231
Japan Exchange Group Inc.	38,500	554,892
Japan Post Holdings Co. Ltd.	175,400	1,475,808
Mitsubishi UFJ Financial Group Inc.	921,300	6,185,068
Mizuho Financial Group Inc.	186,610	2,629,016
MS&AD Insurance Group Holdings Inc.	33,200	1,061,398
Nomura Holdings Inc.	218,600	810,017
ORIX Corp.	86,700	1,387,777
Resona Holdings Inc.	178,000	977,649
Sompo Holdings Inc.	25,100	1,110,502
Sumitomo Mitsui Financial Group Inc.	100,600	4,047,380
Sumitomo Mitsui Trust Holdings Inc.	27,927	974,528
T&D Holdings Inc.	42,200	604,082
Tokio Marine Holdings Inc.	148,100	3,163,769
		27,170,936
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	184,237	1,322,793

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(b)	30,631	424,177
Aegon NV	101,238	512,940
EXOR NV, NVS(a)	8,415	616,098
ING Groep NV	273,701	3,333,992
NN Group NV	22,655	926,412
		5,813,619
Norway — 0.2%
DNB Bank ASA	64,859	1,280,972

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.1%
Credicorp Ltd.	4,952	$671,788

Singapore — 1.6%
DBS Group Holdings Ltd.	133,600	3,381,630
Oversea-Chinese Banking Corp. Ltd.	294,400	2,677,872
United Overseas Bank Ltd.	112,000	2,565,454
		8,624,956
South Korea — 0.4%
KB Financial Group Inc.	28,216	1,081,029
Shinhan Financial Group Co. Ltd.	37,236	1,036,631
		2,117,660
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	440,304	2,652,068
Banco Santander SA	1,229,184	3,675,398
CaixaBank SA	320,522	1,256,699
		7,584,165
Sweden — 1.9%
EQT AB	24,228	514,731
Industrivarden AB, Class A	14,106	343,101
Industrivarden AB, Class C	12,339	299,374
Investor AB, Class B	133,151	2,410,160
Kinnevik AB, Class B(a)	17,560	241,699
Nordea Bank Abp	239,910	2,569,904
Skandinaviska Enskilda Banken AB, Class A	123,921	1,426,687
Svenska Handelsbanken AB, Class A	110,799	1,115,523
Swedbank AB, Class A	67,395	1,146,326
		10,067,505
Switzerland — 3.1%
Baloise Holding AG, Registered	3,478	536,331
Credit Suisse Group AG, Registered	236,144	704,996
Julius Baer Group Ltd.	15,908	925,863
Partners Group Holding AG	1,684	1,491,154
Swiss Life Holding AG, Registered	2,240	1,154,627
Swiss Re AG	20,678	1,933,421
UBS Group AG, Registered	258,066	4,796,471
Zurich Insurance Group AG	10,986	5,252,156
		16,795,019
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	681,521	884,918
CTBC Financial Holding Co. Ltd.	1,410,000	1,011,793
Fubon Financial Holding Co. Ltd.	575,000	1,051,692
		2,948,403
United Kingdom — 5.3%
3i Group PLC	70,796	1,141,751
abrdn PLC	158,632	360,475
Admiral Group PLC	19,950	512,135
Aviva PLC	207,212	1,099,186
Barclays PLC	1,099,815	2,092,740
Direct Line Insurance Group PLC	95,251	253,880
Hargreaves Lansdown PLC	26,409	271,959
HSBC Holdings PLC	1,458,029	9,036,184
Intermediate Capital Group PLC	21,484	296,633
Legal & General Group PLC	431,339	1,293,211
Lloyds Banking Group PLC	4,911,859	2,680,464
London Stock Exchange Group PLC	25,066	2,153,701
M&G PLC	190,702	431,226
NatWest Group PLC, NVS	370,981	1,183,144
Phoenix Group Holdings PLC	62,072	454,707
Prudential PLC	200,747	2,737,243
Security	Shares	Value

United Kingdom (continued)
Schroders PLC	67,094	$352,545
St. James's Place PLC	39,457	519,781
Standard Chartered PLC	177,956	1,327,288
		28,198,253
United States — 51.2%
Aflac Inc.	41,768	3,004,790
Allstate Corp. (The)	19,662	2,666,167
American Express Co.	43,502	6,427,420
American International Group Inc.	54,250	3,430,770
Ameriprise Financial Inc.	7,867	2,449,548
Aon PLC, Class A	15,104	4,533,315
Arch Capital Group Ltd.(a)	26,901	1,688,845
Arthur J Gallagher & Co.	15,301	2,884,851
Assurant Inc.	3,796	474,728
Bank of America Corp.	510,066	16,893,386
Bank of New York Mellon Corp. (The)	53,813	2,449,568
Berkshire Hathaway Inc., Class B(a)	131,557	40,637,957
BlackRock Inc.(c)	10,988	7,786,426
Brown & Brown Inc.	17,119	975,269
Capital One Financial Corp.	27,962	2,599,348
Cboe Global Markets Inc.	7,707	966,997
Charles Schwab Corp. (The)	111,495	9,283,074
Chubb Ltd.	30,379	6,701,607
Cincinnati Financial Corp.	11,667	1,194,584
Citigroup Inc.	141,188	6,385,933
Citizens Financial Group Inc.	35,457	1,395,942
CME Group Inc.	26,204	4,406,465
Comerica Inc.	9,625	643,431
Discover Financial Services	19,870	1,943,882
Everest Re Group Ltd.	2,873	951,739
FactSet Research Systems Inc.	2,755	1,105,334
Fifth Third Bancorp.	49,505	1,624,259
First Republic Bank/CA	13,357	1,628,085
Franklin Resources Inc.	20,404	538,258
Globe Life Inc.	6,617	797,679
Goldman Sachs Group Inc. (The)	24,726	8,490,414
Hartford Financial Services Group Inc. (The)	23,712	1,798,081
Huntington Bancshares Inc./OH	105,655	1,489,735
Intercontinental Exchange Inc.	40,876	4,193,469
Invesco Ltd.	33,175	596,818
JPMorgan Chase & Co.	214,376	28,747,822
KeyCorp.	67,657	1,178,585
Lincoln National Corp.	11,721	360,069
Loews Corp.	14,688	856,751
M&T Bank Corp.	12,703	1,842,697
MarketAxess Holdings Inc.	2,775	773,920
Marsh & McLennan Companies Inc.	36,169	5,985,246
MetLife Inc.	48,674	3,522,537
Moody’s Corp.	11,478	3,198,000
Morgan Stanley	96,258	8,183,855
MSCI Inc.	5,856	2,724,036
Nasdaq Inc.	24,959	1,531,235
Northern Trust Corp.	15,285	1,352,570
PNC Financial Services Group Inc. (The)	29,831	4,711,508
Principal Financial Group Inc.	16,512	1,385,687
Progressive Corp. (The)	42,606	5,526,424
Prudential Financial Inc.	26,953	2,680,745
Raymond James Financial Inc.	13,996	1,495,473
Regions Financial Corp.	68,290	1,472,332
S&P Global Inc.	24,315	8,144,066

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Signature Bank/New York NY	4,691	$540,497
State Street Corp.	26,575	2,061,423
SVB Financial Group(a)	4,376	1,007,093
Synchrony Financial	32,897	1,080,995
T Rowe Price Group Inc.	16,486	1,797,963
Travelers Companies Inc. (The)	17,222	3,228,953
Truist Financial Corp.	96,658	4,159,194
U.S. Bancorp.	98,898	4,312,942
W R Berkley Corp.	14,858	1,078,245
Wells Fargo & Co.	278,232	11,488,199
Willis Towers Watson PLC	8,080	1,976,206
Zions Bancorp. NA	10,661	524,095
		273,967,537
Total Common Stocks — 98.8%
(Cost: $616,260,517)		528,341,940

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, ADR	395,310	1,138,493
Itau Unibanco Holding SA, Preference Shares, ADR(d)	354,913	1,671,640
Itausa SA, Preference Shares, NVS	375,972	604,535
		3,414,668

Total Preferred Stocks — 0.7%
(Cost: $5,163,188)		3,414,668

Total Long-Term Investments — 99.5%
(Cost: $621,423,705)		531,756,608
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(e)(f)	234,292	$234,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(e)	880,000	880,000

Total Short-Term Securities — 0.2%
(Cost: $1,114,246)		1,114,363

Total Investments — 99.7%
(Cost: $622,537,951)		532,870,971

Other Assets Less Liabilities — 0.3%		1,835,390

Net Assets — 100.0%		$534,706,361

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	All or a portion of this security is on loan.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,641	$211,730	(a)	$—		$1,875	$117	$234,363	234,292	$5,642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,000,000	—		(1,120,000	)(a)	—	—	880,000	880,000	22,048		1
BlackRock Inc.	15,373,572	948,102		(7,281,028)		(1,717,559)	463,339	7,786,426	10,988	212,919		—
						$(1,715,684)	$463,456	$8,900,789		$240,609		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	18	03/17/23	$1,910	$(15,317)
Euro STOXX 50 Index	10	03/17/23	405	(13,896)
FTSE 100 Index	5	03/17/23	450	(2,336)
				$(31,549)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$322,900,145	$205,441,795	$—	$528,341,940
Preferred Stocks	2,810,133	604,535	—	3,414,668
Money Market Funds	1,114,363	—	—	1,114,363
	$326,824,641	$206,046,330	$—	$532,870,971
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,317)	$(16,232)	$—	$(31,549)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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